February 5, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: AARP Diversified Income with Growth Portfolio and AARP Diversified Growth Portfolio, each a series of AARP Managed Investment Portfolios Trust (Reg. No. 333-16315) (811-07933) (the "Trust") Post Effective Amendment No. 5 to Registration Statement on Form N-1A

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 1, 1999.

         Comments or questions concerning this certificate may be directed to the Gregory L. Pottle at (617) 295-3033.

                                       Very Truly Yours,


                                       AARP Managed Investment Portfolios Trust

                              By:      /s/Thomas F. McDonough
                                       ----------------------
                                       Thomas F. McDonough
                                       Secretary